DISTRIBUTION AGREEMENT (Tables)	12 Months Ended
Dec. 31, 2013
Assumptions for fair value of warrrants

Changes to the assumptions could cause significant adjustments to the valuation. At December 31, 2013, the assumptions are as follows:

Fair value of common shares	$7.24
Term (years)	5.00
Term-matched risk-free interest rate	1.74%
Term-matched stock volatility	40%
Exercise price	$9.05